Note 7 - Commitments (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2016	Nov. 30, 2016
Lessee, Operating Lease, Term of Contract			5 years
Operating Leases, Rent Expense, Net, Total	$ 601,000	$ 321,000